Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Stock Options [Line Items]
Stock Options

7.      Stock Options

Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of stock options to directors, officers, employees, and consultants of the Company and its subsidiaries. The board of directors grants such options with vesting periods and the exercise prices determined at its sole discretion. The Company’s stock option plan provides that the aggregate number of Common Shares reserved for issuance under the plan shall not exceed 20% of the total number of issued and outstanding Common Shares of the Company on a non-diluted basis. As at June 30, 2021, there were 15,395,394 stock options outstanding under the Company’s Short-Term Incentive Plan (“STIP”) and 8,450,000 stock options outstanding under the Company’s Long-term Incentive Plan (“LTIP”), leaving 10,320,051 stock options that are reserved for further issuance.

Continuity

A continuity schedule of the Company’s stock options in the Company’s STIP is as follows:

	Options Outstanding	Weighted average exercise price $	Aggregate Intrinsic value of stock options	Weighted average contractual life (years)
Outstanding – December 31, 2020	13,429,912	0.90	36,126,463	7.34
Granted	5,506,303	2.44
Expired	(44,000)	0.45
Cancelled/Forfeited	(50,000)	0.75
Exercised	(3,446,821)	0.74
Outstanding – June 30, 2021	15,395,394	1.39	101,561,190	6.85
Vested and expected to Vest – June 30, 2021	15,395,394	1.39	101,561,190	6.85
Vested and exercisable – June 30, 2021	13,495,394	0.93	95,473,684	6.84

A summary of the Company’s stock options outstanding, granted under DeepGreen’s STIP as at June 30, 2021 is as follows:

Expiry Date	Exercise price		Weighted average life to expiry (years)	Options Outstanding	Options Exercisable
March 31, 2024		$0.75	2.75	63,748	63,748
December 31, 2025		$0.75	4.51	10,000	10,000
February 2, 2026		$0.75	4.60	50,000	50,000
February 17, 2026		$0.60	4.64	80,000	80,000
February 17, 2026		$0.25	4.64	307,666	307,666
June 1, 2028		Various	6.93	13,783,980	12,383,980
June 30, 2028		$3.00	7.01	1,000,000	500,000
June 30, 2028	$	Nil	7.01	100,000	100,000
				15,395,394	13,495,394

During the six months ended June 30, 2021, the Company also granted 8,450,000 under its LTIP. Such stock options have an exercise price of $0.75 per Common Share and expire on June 1, 2028. The aggregate intrinsic value of such LTIP stock options as at June 30, 2021, was $61,262,500. None of the LTIP stock options were exercisable on June 30, 2021. The Company expects such options to vest as and when the market and performance milestones described below are achieved. As at June 30, 2021, total unrecognized stock-based compensation expense for the LTIP stock options was $36,566,016.

As at June 30, 2021, the fair value of the Company’s Common Shares was $8.00 per share. The Company estimated the fair value of common stock based on observable transactions in the Company’s common stock and by applying a probability-weighted approach to various outcomes.  The approach involves estimates, judgments and assumptions that are highly complex and subjective. Changes in any or all of these estimates and assumptions, or the relationships between these assumptions, impact the Company’s valuation of its common stock as of each valuation date which may have a material impact on the valuation of the Company’s common stock and equity awards for accounting purposes.

The aggregate intrinsic value of stock options exercised during the period ended June 30, 2021, was $25,011,412.

The total grant date fair value of STIP stock options that vested during the period ended June 30, 2021, was $25,916,669. As of June 30, 2021, total unrecognized stock-based compensation expense of $3,749,621 is expected to be recognized over a weighted-average recognition period of approximately 1.97 years.

Activity and Valuation

On February 17, 2021, the Company granted a total of 490,666 incentive stock options to certain directors and non-employees. These options have an exercise price of between $0.25 per share and $0.75 per share, vested immediately upon grant, and expire between February 17, 2026 and February 26, 2026.

On February 26, 2021, the Company granted a total of 40,400 incentive stock options to a consultant. These options have an exercise price between $0.25 per share, vested immediately upon grant, and expire on February 26, 2026.

On March 4, 2021, the Company granted 4,973,237 incentive stock options to certain employees, directors and consultants under the Company’s STIP, as well as 8,450,000 incentive stock options to the same individuals under its LTIP.

The stock options granted under the STIP expire on June 1, 2028, have and exercise prices ranging between $0.75 per share and $10 per share, and have vesting periods to a maximum of three years.

The stock options granted under the LTIP have an exercise price of $0.75 per share and expire on June 1, 2028. The LTIP awards vest as follows:

(1)    25% when the Company’s market capitalization equals $3 billion (“Tranche 1”);

(2)    35% when the Company’s market capitalization equals $6 billion (“Tranche 2”);

(3)    20% upon the date that the ISA grants an exploitation contract to the Company (“Tranche 3”); and

(4)    20% upon the commencement of the first commercial production following the grant of the exploitation contract (“Tranche 4”).

As the vesting of Tranche 1 and Tranche 2 is based on the Company’s market capitalization of $3 billion and $6 billion, respectively, these options are determined to be market-based awards (“Market Based Awards”) for which the Company has calculated fair value and derived a service period through which to expense the related fair value. The options included in Tranche 1 and Tranche 2 had a day one fair value of $6.47 per share and $6.28 per share and derived service periods of 0.33 years and 1.41 years, respectively. The Company will expense these awards rateably over the remaining service period.

Tranche 3 and Tranche 4 of the LTIP stock options vest based on the ISA contract and the commencement of commercial production. These options are determined to be performance-based awards (“Performance Based Awards”). The Company will recognize compensation costs for the Performance Based Awards if and when the Company concludes that it is probable that the performance conditions will be achieved. As of June 30, 2021, no compensation expense related to the Performance Based Awards was recorded as the awarding of an ISA contract is outside the control of the Company. The Company will reassess the probability of the vesting of the Performance Based Awards at each reporting period and adjust the compensation cost when determined to be probable.

The fair value of the options granted under the Company’s STIP was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted average assumptions:

2021
Expected dividend yield	0.00%
Expected stock price volatility	89.44%
Risk-free interest rate	0.51%
Expected life of options (years)	3.73
Estimated per share fair value of the Company’s Common Shares	7.00

The fair value of the Market Based Awards granted under the LTIP was estimated on the date of grant using a Monte Carlo model to simulate a distribution of future stock prices with the following weighted average assumptions:

Tranche 1 and Tranche 2
Expected dividend yield	0.00%
Expected stock price volatility	90.98%
Risk-free interest rate	1.25%
Expected life of options (years)	7.25
Estimated per share fair value of the Company’s Common Shares	7.00

The fair value of the Performance Based Awards granted under the LTIP was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Tranche 3	Tranche 4
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	91.23%	91.23%
Risk-free interest rate	0.82%	0.85%
Expected term (years)	5.22	5.35
Estimated per share fair value of the Company’s Common Shares	7.00	7.00

Changes in these assumptions could have a material impact on the Company’s loss and comprehensive loss.

During the six months ended June 30, 2021, a total of 3,446,821 stock options were exercised for total proceeds of $2,563,156 with a weighted average exercise price of $0.74 per stock option.

During the six months ended June 30, 2021, the Company recognized $47,295,676 as common share option-based payments expense in the statement of loss and comprehensive loss (June 30, 2020 – $234,115). A total of $18,684,122 related to corporate matters and was charged to the statement of loss and comprehensive loss as common share options-based payments ($33,760 for the six months ended June 30, 2020). $28,611,554 represents the allocation of Company’s common share options-based payments to exploration activities, included within exploration expenses for the six months ended June 30, 2020 (June 30, 2020 – $200,355).

10. Stock Options

Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of stock options to directors, officers, employees, and consultants of the Company and its subsidiaries. The board of directors grants such options with vesting periods and the exercise prices determined at its sole discretion. The Company’s stock option plan provides that the aggregate number of Common Shares reserved for issuance under the plan shall not exceed 20% of the total number of issued and outstanding Common Shares of the Company on a non-diluted basis. As at December 31, 2020, there were 13,429,912 outstanding, leaving 19,301,715 stock options that are reserved for further issuance.

Continuity — Common Share Options

A continuity schedule of the Company’s stock options is as follows:

	Options Outstanding	Weighted average exercise price $	Aggregate Intrinsic value of stock options	Weighted average contractual life (years)
Outstanding – December 31, 2018	19,138,748	0.71	5,741,624	8.16
Cancelled	(1,362,500)	0.75
Forfeited	(350,000)	0.75
Granted	50,000	0.75
Exercised	(500,000)	0.70
Outstanding – December 31, 2019	16,976,248	0.70	49,231,119	7.28
Cancelled	(862,500)	0.75
Forfeited	(1,725,000)	0.75
Expired	(100,000)	0.35
Granted	1,391,164	2.31
Exercised	(2,250,000)	0.41
Outstanding – December 31, 2020	13,429,912	0.90	36,126,463	7.34
Vested and expected to Vest – December 31, 2020	13,429,912	0.90	36,126,463	7.34
Vested and exercisable – December 31, 2020	12,575,162	0.84	34,833,199	7.33

A summary of the Company’s stock options outstanding as at December 31, 2020 is as follows:

Expiry Date	Exercise price		Weighted average life to expiry (years)	Options Outstanding	Options Exercisable
January 18, 2021		$0.35	0.05	100,000	100,000
March 31, 2024		$0.75	3.25	63,748	63,748
May 16, 2021		$0.75	0.37	50,000	50,000
June 1, 2028		$0.75	7.42	11,875,000	11,520,250
June 30, 2028		$3.00	7.50	1,000,000	500,000
June 30, 2028	$	Nil	7.50	100,000	100,000
December 31, 2025		$0.75	5.00	220,000	220,000
December 31, 2025		$0.25	5.00	21,164	21,164
				13,429,912	12,575,162

On July 23, 2018, the Company granted 5,300,000 common share options to employees, directors and consultants of the Company. The options had performance vesting conditions based on the Company reaching certain equity financing milestones. The Company estimated the realization of the vesting conditions as follows:

Vesting condition	Estimated date of completion	Exercise Price	Number of Options	Status as at December 31, 2020
Raise $10,000,000	March 1, 2019	$0.75	987,500	Forfeited
Complete Go Public transaction	June 1, 2019	$0.75	375,000	Forfeited
Raise $20,000,000	September 1, 2019	$0.75	1,481,500	Vested
Raise $30,000,000	March 1, 2020	$0.75	978,000	Vested
Raise $40,000,000	September 1, 2020	$0.75	862,500	Forfeited
Raise $40,000,000	December 31, 2020	$0.75	500,000	Vested
Raise $50,000,000	March 1, 2021	$0.75	115,500	Vested
			5,300,000

As at December 31, 2020 based on the price of the most recent private placements, the fair value of the Company’s common shares was $3.60 per share. A total of 13,429,912 incentive stock options were in the money with weighted average intrinsic value of $2.69 per share.

The aggregate intrinsic value of stock options exercised during the year ended December 31, 2020 and 2019 was $7,187,500 and $1,450,000, respectively. The total grant date fair value of options that vested during the year ended December 31, 2020 and 2019 was $4,585,796 and $3,216,076, respectively. As of December 31, 2020, total unrecognized stock-based compensation expense of $800,704 related to unvested stock options is expected to be recognized over a weighted-average recognition period of approximately 0.53 years.

Activity and Valuation — Common Share Options

On July 1, 2020, 1,000,000 incentive stock options were granted to certain non employees. These incentive stock options, exercisable at $3.00 per share, expire on June 30, 2028. A total of 500,000 options vested on the date of the grant and the remaining options vest on July 1, 2021.

On July 7, 2020, 100,000 incentive stock options were granted to a consultant of the Company in return for the services provided by the consultant. These incentive stock options, exercisable at $Nil per share, expire on June 30, 2028 and vest immediately.

On December 23, 2020, 291,164 incentive stock options were granted to the consultants of the Company. Of these, a total of 270,000 incentive stock options are exercisable at $0.75 per share while 21,164 incentive stock options are exercisable at $0.25 per share. All options included in this grant vested immediately and expire on Dec 31, 2025.

The fair value of the options granted was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted average assumptions:

	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	100.00%	100.00%
Risk-free interest rate	0.53%	1.59%
Expected life of options (years)	7.38	2.00
Estimated per share fair value of the Company’s Common Shares	3.60	1.75

Changes in these assumptions could have a material impact on the Company’s loss and comprehensive loss.

During the year ended December 31, 2020 the Company recognized $396,567 (2019 – $1,584,657) as part of financing costs within equity, for realizing the above-mentioned performance conditions. The Company also recognized additional $4,096,519 (2019 – $1,679,486) as common share option-based payments expense in the statement of loss and comprehensive loss. A total of $3,263,131 (2019 – $401,926) related to corporate matters and was charged to the statement of loss and comprehensive loss as common share options-based payments whereas $833,388 (2019 – $1,277,560), representing the allocation to exploration activities, was included within exploration expenses.